NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule for Debt Discount Amortization Expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule for Debt Discount Amortization Expense [Abstract]
Discount on Notes Payable amortized to interest expense:	$ 99,157	$ 260,035	$ 707,698	$ 2,322,909